Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of cash balances by geographic area
Country:	March 31, 2022		September 30, 2021
United States	$3,005	6.0%	$327,443	92.1%
United Kingdom	47,265	93.7%	28,056	7.9%
Malta	174	0.3%	174	0.0%
Total cash	$50,444	100.0%	$355,673	100.0%

Country:	September 30, 2021		September 30, 2020
United States	$327,443	92.1%	$82,675	99.8%
England	28,056	7.9%	—	—
Malta	174	0.0%	174	0.2%
Total cash	$355,673	100.0%	$82,849	100.0%

Schedule of revenues are disaggregated by segment
	Three Months Ended March 31,		Six Months Ended March 31,
Revenue Stream	2022	2021	2022	2021
General support services	$4,800,000	$4,800,000	$9,600,000	$9,600,000
Financial services	289,017	—	618,032	—
Total revenues	$5,089,017	$4,800,000	$10,218,032	$9,600,000

	Years Ended September 30,
Revenue Stream	2021	2020
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total revenues	$19,286,964	$19,200,000

Schedule of diluted net income (loss) per share
	Three Months Ended March 31,		Six Months Ended March 31,
	2022	2021	2022	2021
Stock options	5,850,000	—	5,850,000	—
Convertible preferred stock	—	—	—	1,250,000
Potentially dilutive securities	5,850,000	—	5,850,000	1,250,000

	Years Ended September 30,
	2021	2020
Stock options	1,000,000	—
Convertible preferred stock	1,250,000	1,250,000
Potentially dilutive securities	2,250,000	1,250,000

Schedule of loss per ordinary share
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021	Six Months Ended March 31, 2022	Six Months Ended March 31, 2021
Net (loss) income available to common stockholders for basic net (loss) income per share of common stock	$(1,926,614)	$49	$(3,871,453)	$(53,546)
Weighted average common stock outstanding – basic	354,549,624	230,485,100	345,031,364	230,485,100
Net (loss) income per share:
Basic	$(0.01)	$0.00	$(0.01)	$(0.00)
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021	Six Months Ended March 31, 2022	Six Months Ended March 31, 2021
Net (loss) income available to common stockholders for basic net (loss) income per share of common stock	$(1,926,614)	$49	$(3,871,453)	$(53,546)
Add: interest expense for redeemable preferred stock	—	937	—	—
Subtract: unamortized debt discount for redeemable preferred stock	—	(401)	—	—
Net (loss) income available to common stockholders for diluted net (loss) income per share of common stock	$(1,926,614)	$585	$(3,871,453)	$(53,546)
Weighted average common stock outstanding – basic	354,549,624	230,485,100	345,031,364	230,485,100
Effect of dilutive securities:
Series A preferred stock	—	1,250,000	—	—
Weighted average common stock outstanding – diluted	354,549,624	231,735,100	345,031,364	230,485,100
Net (loss) income per share:
Diluted	$(0.01)	$0.00	$(0.01)	$(0.00)

Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of ordinary shares reflected in the balance sheets
Ordinary shares subject to possible redemption as of January 1, 2021	$46,000,000
Add: Accretion of carrying value to redemption value	7,687
Add: Reclassification of temporary equity	1,380,000
Ordinary shares subject to possible redemption as of December 31,2021	$47,387,687

Less: redemption of 633,792 shares	(6,529,259)
Add: Accretion of carrying value to redemption value	3,948
Add: Reclassification of temporary equity	634,594
Ordinary shares subject to possible redemption as of March 31, 2022	41,496,970

Gross proceeds	$46,000,000
Less: proceeds allocated to public warrants	(1,380,000)
Less: ordinary share issuance costs	(2,007,079)
Add: Accretion of carrying value to redemption value	3,387,079
Ordinary shares subject to possible redemption as of December 31, 2020	$46,000,000

Add: Accretion of carrying value to redemption value	7,687
Add: Reclassification of temporary equity	1,380,000
Ordinary shares subject to possible redemption as of December 31, 2021	47,387,687

Schedule of loss per ordinary share
	Three Months Ended March 31,
	2022	2021
Net loss	$(460,282)	$(20,373)
Weighted average shares outstanding, basic and diluted	6,040,579	6,111,000
Basic and diluted net loss per ordinary share	$(0.08)	$(0.00)

	Years Ended December 31,
	2021	2020
Net loss	$(599,127)	$(317,737)
Weighted average shares outstanding, basic and diluted	6,111,000	3,697,454
Basic and diluted net loss per ordinary share	$(0.10)	$(0.09)